CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 13.7%
Interactive Media & Services - 1.3%
Alphabet Inc., Class A Shares	13,697	$20,380,451	*

Media - 10.2%
Charter Communications Inc., Class A Shares	105,441	61,155,780	*
Comcast Corp., Class A Shares	1,314,380	56,255,464
DISH Network Corp., Class A Shares	1,203,757	38,652,637	*

Total Media		156,063,881

Wireless Telecommunication Services - 2.2%
T-Mobile US Inc.	316,555	33,991,676	*

TOTAL COMMUNICATION SERVICES		210,436,008

CONSUMER DISCRETIONARY - 2.8%
Specialty Retail - 2.8%
Home Depot Inc.	161,473	42,869,467

CONSUMER STAPLES - 4.2%
Beverages - 2.6%
Keurig Dr Pepper Inc.	698,126	21,355,674
PepsiCo Inc.	132,690	18,266,106

Total Beverages		39,621,780

Household Products - 1.6%
Reynolds Consumer Products Inc.	742,795	25,299,597

TOTAL CONSUMER STAPLES		64,921,377

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	258,136	21,667,936
ConocoPhillips	329,270	12,311,405
Enterprise Products Partners LP	916,929	16,137,950
Exxon Mobil Corp.	348,285	14,655,833
Suncor Energy Inc.	974,314	15,355,189

TOTAL ENERGY		80,128,313

FINANCIALS - 18.4%
Banks - 8.5%
Bank of America Corp.	2,304,658	57,339,891
JPMorgan Chase & Co.	582,663	56,308,552
US Bancorp	438,465	16,153,051

Total Banks		129,801,494

Capital Markets - 1.8%
Bank of New York Mellon Corp.	338,775	12,145,084
Charles Schwab Corp.	448,350	14,862,802

Total Capital Markets		27,007,886

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2020 Quarterly Report	1

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 1.9%
American Express Co.	315,735	$29,464,390

Diversified Financial Services - 1.5%
Berkshire Hathaway Inc., Class B Shares	119,980	23,489,685	*

Insurance - 4.7%
Marsh & McLennan Cos. Inc.	237,442	27,685,737
Progressive Corp.	272,028	24,575,010
Travelers Cos. Inc.	174,467	19,962,514

Total Insurance		72,223,261

TOTAL FINANCIALS		281,986,716

HEALTH CARE - 13.0%
Biotechnology - 1.7%
Amgen Inc.	105,110	25,717,264

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	219,660	22,007,735
Anthem Inc.	96,202	26,340,108
CVS Health Corp.	298,103	18,762,603
UnitedHealth Group Inc.	75,330	22,808,417

Total Health Care Providers & Services		89,918,863

Pharmaceuticals - 5.5%
Johnson & Johnson	238,088	34,703,707
Merck & Co. Inc.	237,436	19,051,865
Novartis AG, ADR	161,801	13,290,334
Pfizer Inc.	446,440	17,179,011

Total Pharmaceuticals		84,224,917

TOTAL HEALTH CARE		199,861,044

INDUSTRIALS - 14.3%
Aerospace & Defense - 3.7%
Northrop Grumman Corp.	76,550	24,879,515
Raytheon Technologies Corp.	568,247	32,208,240

Total Aerospace & Defense		57,087,755

Air Freight & Logistics - 2.4%
United Parcel Service Inc., Class B Shares	262,485	37,472,359

Industrial Conglomerates - 2.7%
Honeywell International Inc.	275,350	41,129,030

Machinery - 5.5%
Deere & Co.	200,280	35,311,367
Illinois Tool Works Inc.	160,640	29,716,793
Otis Worldwide Corp.	299,558	18,794,269

Total Machinery		83,822,429

TOTAL INDUSTRIALS		219,511,573

See Notes to Schedule of Investments.

2	ClearBridge Large Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.9%
Motorola Solutions Inc.	210,985	$29,495,703

Electronic Equipment, Instruments & Components - 2.8%
TE Connectivity Ltd.	476,112	42,407,296

Semiconductors & Semiconductor Equipment - 2.0%
Lam Research Corp.	81,473	30,728,357

Software - 3.7%
Microsoft Corp.	188,223	38,587,597
Oracle Corp.	315,490	17,493,921

Total Software		56,081,518

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	99,190	42,159,717

TOTAL INFORMATION TECHNOLOGY		200,872,591

MATERIALS - 5.0%
Chemicals - 4.0%
Air Products & Chemicals Inc.	143,578	41,153,762
PPG Industries Inc.	183,850	19,791,452

Total Chemicals		60,945,214

Construction Materials - 1.0%
Martin Marietta Materials Inc.	73,160	15,157,289

TOTAL MATERIALS		76,102,503

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	207,746	54,302,727

UTILITIES - 5.2%
Electric Utilities - 2.2%
Edison International	599,317	33,363,977

Multi-Utilities - 3.0%
Sempra Energy	371,017	46,176,776

TOTAL UTILITIES		79,540,753

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $956,974,590)		1,510,533,072

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2020 Quarterly Report	3

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	19,166,826	$19,166,826
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	4,791,707	4,791,707	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,958,533)			23,958,533

TOTAL INVESTMENTS - 100.1% (Cost - $980,933,123)			1,534,491,605
Liabilities in Excess of Other Assets - (0.1)%			(1,462,369)

TOTAL NET ASSETS - 100.0%			$1,533,029,236

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $4,791,707 and the cost was $4,791,707 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Large Cap Value Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks	$1,510,533,072	—	—	$1,510,533,072
Short-Term Investments	23,958,533	—	—	23,958,533

Total Investments	$1,534,491,605	—	—	$1,534,491,605

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$49,316,131	49,316,131	$44,524,424	44,524,424

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$30,991	—	$4,791,707

7